UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

BILTMORE INDEX ENHANCING FUND

Semi-Annual Report

January 31, 2007

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

NASD Member

TO SHAREHOLDERS OF THE BILTMORE INDEX ENHANCING FUND

January 31, 2007

Performance and Reflections

Since the launch of the Biltmore Index Enhanced Fund (the “Fund”) on September 29, 2006, the Fund has been consistently outperforming the S&P 500® Index against which we judge ourselves. We are pleased that the quantitative models underlying the portfolio construction have been working. In the previous three months as of January 31, 2007, the Fund generated a 4.88% return for Class A shares and a 4.69% for Class C shares, compared to 4.89% for the S&P 500, exclusive of sales charges.

We are optimistic about our model and since inception it has outperformed the S &P 500 as we had anticipated.  However, since our aim is to achieve success in our long-term goal of out-performance without adding additional risk relative to the market, it is important that the shareholders be understanding of  short-term fluctuation in achieving  long-term out-performance. Factually, one of the most important considerations in applying a quantitative strategy is to exclude emotion in the investment decision process. We believe that with the recent market volatility, the strategy will more clearly demonstrate its merit in this regard.

	Three Months	Inception* – January 31, 2007
Biltmore Index Enhancing Fund – Class A	4.88%	9.29%
Biltmore Index Enhancing Fund – Class A with load	-0.10%	4.08%
Biltmore Index Enhancing Fund – Class C	4.69%	9.40%
Biltmore Index Enhancing Fund – Class C with load	2.60%	7.32%
S&P 500 Total Return Index	4.89%	8.31%
Russell 3000 Total Return Index	4.58%	8.46%

* Inception date is September 29, 2006

(The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. Current performance may be higher or lower than the performance quoted.)

Portfolio Thoughts

It is a critical part of our thought process to balance the risk and return in terms of the total portfolio construction. More importantly, we try to reduce the downside risk relative to the market in a systematic way. Currently, we incorporate a loss limit strategy into our position sale discipline.  This should tend to work well in a downward market. Our thought is that by reducing the downside risk while maintaining upward potential, the Fund should perform with more stability while achieving our goal of market out-performance. Since the only thing constant in the market is change, we will continue to refine our model based upon our research for a better risk/return performance in the long run.

Further, we want our shareholders to be aware that as a multi-cap fund, the Biltmore Index Enhanced Fund provides exposure to large-, mid- and small-cap stocks, which may fall into either the value or growth category. Meanwhile, by supplementing with international exposure through the use of ETFs, we add more diversification to the Fund while not adventuring too much into individual global stocks.

Economic Outlook

Despite of the recent global market turmoil, the global economy is still sound. U.K real GDP grew at its fastest pace in 2 years at the end of 2006, with both consumer and business spending up substantially. Eurozone countries, especially Germany, continue to recover well with strong support from export growth. Emerging countries such as China and India maintain their strong growth momentum with China heading for high-single-digit growth in 2007. Meanwhile globally, the inflation rate is historically low with Canada (2.1%) and Australia (2.7%) and the 13-country Eurozone inflation rose by a less-than-expected 1.8% y/y in February, 2007.  We believe the recent market meltdown is more a reasonably expected correction than a fundamental change underlying the global economy.

Domestically, strong personal consumption continued to be the bedrock of the economy. Thanks in large part to a robust labor market and declining gasoline prices, personal consumption grew at a healthy pace. Even though consumer spending in Q4 06 was revised downward to 4.2% from a previously estimated 4.4%, it is still hard to believe that the economy is headed toward any serious recession with such brisk consumption. On the other hand, there are surely some signs of a slowing economy. With the housing sector continuing to slide down, the sub-prime industry was recently hit hard. The Labor Department reported that productivity, the amount of output per hour of work, rose at an annual rate of 1.6 percent in the October-December period last year, just about half of the original estimate. But the cost of the labor needed to produce each unit of output soared by 6.6 percent, far higher than the 1.7 percent initial estimate and well above the 3.2 percent increase Wall Street was expecting. If the economy continues to be caught between slowing growth and stubborn inflation pressures, the Goldilocks economy may be endangered by rising unemployment and interest rates.

Looking ahead, we are still confident that a resilient economy, especially within the service sector, will support low unemployment with contained inflation in the immediate future. We expect that core consumer prices, excluding food and energy, will be between 2% and 2.5% and the economic growth will be between 2.5% and 3% in 2007.

In terms of the market, we think that large-cap stocks with dividend focus may have reasons to stand out in 2007. However, since no one can actually predict the market, we believe that sticking with a disciplined quantitative strategy will best serve the interests of our shareholders in the long run.

Concluding Thoughts

In the long run, a reasonable investment process will produce consistent fruit with greater probability than several ingenious ideas now and then. A few of the individual holdings in the Fund may stumble for a variety of reasons.  Our objective is to make the total portfolio persist as healthy as a cedar in all climates.  We will dedicate ourselves to earn the trust that you have placed in us.

  Very truly yours,

  Gil Greer

Investors should consider the investment objectives, risks, cha r ges and expenses of the Biltmore Index Enhancing Fund carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before investing. A prospectus for this fund can be obtained by calling 8 66 - 722 - 1677 ..

The Biltmore Index Enhancing Fund is distributed by Aquarius Fund Distributors, LLC ..   Member NASD/SIPC.

% of
Holdings by Industry	Net Assets
Equity Fund - Exchange Traded Fund	10.4%
Telecommunications	7.3%
Electric	7.3%
Software	5.5%
Retail	5.0%
Commercial Services	4.7%
Electronics	4.5%
Insurance	4.2%
Oil & Gas	4.0%
Banks	3.9%
Other, Cash & Cash Equivalents	43.2%
100.0%

0303-AFD-4/2/2007

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 99.40%
		AEROSPACE & DEFENSE - 1.67%
	2,971	Lockheed Martin Corp.	$ 288,751
	3,435	Orbital Sciences Corp.*	58,601
	1,400	Rockwell Collins, Inc.	95,494
			442,846

		AGRICULTURE - 1.14%
	8,327	Archer-Daniels-Midland Co.	266,464
	625	UST, Inc.	35,900
			302,364

		AIRLINES - 0.11%
	718	Continental Airlines, Inc.*	29,790

		APPAREL - 0.78%
	1,551	Guess ?, Inc.*	111,843
	744	Skechers U.S.A., Inc.*	26,367
	2,282	Steven Madden Ltd.	67,821
			206,031

		AUTO MANUFACTURERS - 1.75%
	6,940	Paccar, Inc.	464,078

		BANKS - 3.89%
	4,704	Associated Banc-Corp.	160,500
	600	Cascade Bancorp.	15,798
	1,785	Citizens Banking Corp.	43,750
	820	Comerica, Inc.	48,626
	2,521	Huntington Bancshares, Inc.	58,689
	798	PNC Financial Services Group, Inc.	58,868
	6,968	Regions Financial Corp.	252,660
	8,071	Sky Financial Group, Inc.	228,813
	1,951	SunTrust Banks, Inc.	162,128
			1,029,832

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		BEVERAGES - 2.31%
	2,695	Coca-Cola Co.	$ 129,037
	1,857	Hansen Natural Corp.*	70,733
	6,311	PepsiCo, Inc.	411,730
			611,500
		BIOTECHNOLOGY - 0.33%
	1,673	Digene Corp.*	86,076

		BUILDING MATERIALS - 0.06%
	286	NCI Building Systems, Inc.*	16,279

		CHEMICALS - 3.59%
	414	Albemarle Corp.	32,284
	1,184	Dow Chemical Co.	49,183
	843	Eastman Chemical Co.	49,366
	5,444	Lubrizol Corp.	280,475
	10,119	Lyondell Chemical Co.	319,963
	444	OM Group, Inc.*	21,694
	634	Potash Corp. of Saskatchewan	98,923
	2,610	Sigma-Aldrich Corp.	99,050
			950,938

		COMMERCIAL SERVICES - 4.70%
	1,695	AMN Healthcare Services, Inc.*	43,867
	1,173	CBIZ, Inc.*	7,859
	1,095	Cenveo, Inc.*	25,601
	1,536	Coinstar, Inc.*	46,449
	815	Geo Group, Inc.*	35,713
	430	Kenexa Corp.*	15,695
	11,308	Moody's Corp.	809,200
	1,608	Parexel International Corp.*	52,662
	7,672	TeleTech Holdings, Inc.*	206,760
			1,243,806
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		COMPUTERS - 1.78%
	786	Ansoft Corp.*	$ 21,961
	1,988	Cognizant Technology Solutions Corp.*	169,557
	737	Covansys Corp.*	16,634
	82	Lexmark International, Inc.*	5,168
	4,115	Mentor Graphics Corp.*	76,539
	1,007	Research In Motion Ltd.*	128,674
	2,753	SYKES Enterprises, Inc.*	40,221
	795	Tyler Technologies, Inc.*	11,051
			469,805

		COSMETICS/PERSONAL CARE - 0.50%
	1,929	Colgate-Palmolive Co.	131,751

		DISTRIBUTION/WHOLESALE - 0.68%
	748	Brightpoint, Inc.*	8,236
	1,310	CDW Corp.	84,063
	688	Fastenal Co.	25,649
	2,947	LKQ Corp.*	63,125
			181,073

		DIVERSIFIED FINANCIAL SERVICES - 2.16%
	4,188	American Express Co.	243,825
	5,470	JPMorgan Chase & Co.	278,587
	2,575	TradeStation Group, Inc.*	32,857
	361	World Acceptance Corp.*	15,888
			571,157

		ELECTRIC - 7.29%
	1,586	Black Hills Corp.	58,793
	5,815	DTE Energy Co.	269,642
	618	Duke Energy Corp.	12,168
	8,788	Energy East Corp.	211,089
	765	Entergy Corp.	71,030
	3,926	FirstEnergy Corp.	232,930
	362	FPL Group, Inc.	20,507

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		ELECTRIC - 7.29% - Continued
	8,316	Northeast Utilities	$ 229,937
	1,169	Pinnacle West Capital Corp.	57,036
	215	PPL Corp.	7,654
	6,347	SCANA Corp.	258,450
	4,052	TXU Corp.	219,132
	7,432	Unisource Energy Corp.	278,849
			1,927,217

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.62%
	3,015	Advanced Energy Industries, Inc.*	52,250
	2,043	General Cable Corp.*	88,115
	706	Superior Essex, Inc.*	22,528
			162,893

		ELECTRONICS - 4.53%
	3,005	Agilent Technologies, Inc.*	96,160
	6,441	Applera Corp - Applied Biosystems Group	223,889
	1,820	Daktronics, Inc.	62,917
	9,079	Garmin Ltd.	455,947
	1,072	Rofin-Sinar Technologies, Inc.*	70,141
	1,322	Rogers Corp.*	68,321
	762	TTM Technologies, Inc.*	8,161
	3,664	Waters Corp.*	207,712
	381	Zygo Corp.*	5,848
			1,199,096

		ENGINEERING & CONSTRUCTION - 1.01%
	822	Infrasource Services, Inc.*	17,468
	4,858	McDermott International, Inc.*	250,867
			268,335

		ENVIROMENTAL CONTROL - 0.29%
	660	Clean Harbors, Inc.*	35,402
	977	Metal Management, Inc.	40,096
			75,498
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		EQUITY FUND-EXCHANGE TRADED FUND - 10.44%
	11,077	iShares MSCI Pacific ex-Japan Index Fund	$ 1,409,216
	57,429	iShares MSCI United Kingdom Index Fund	1,352,453
			2,761,669

		FOOD - 0.20%
	844	Campbell Soup Co.	32,477
	653	TreeHouse Foods, Inc.*	19,466
			51,943

		FOREST PRODUCTS & PAPER - 0.96%
	7,633	MeadWestvaco Corp.	230,059
	695	Rock-Tenn Co.	22,740
			252,799

		GAS - 0.23%
	1,515	AGL Resources, Inc.	59,540

		HEALTHCARE-PRODUCTS - 1.12%
	481	DJO, Inc.*	19,913
	846	ICU Medical, Inc.*	33,375
	625	Immucor, Inc.*	19,713
	2,649	Johnson & Johnson	176,953
	924	Palomar Medical Technologies, Inc.*	45,978
			295,932

		HEALTHCARE - SERVICES - 0.98%
	248	Air Methods Corp.*	6,711
	3,443	Laboratory Corp of America Holdings*	252,854
			259,565

		HOME FURNISHINGS - 0.74%
	326	American Woodmark Corp.	14,657
	3,464	Kimball International, Inc.	85,353
	4,047	Tempur-Pedic International, Inc.*	96,319
			196,329
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		INSURANCE - 4.17%
	7,053	Cincinnati Financial Corp.	$ 315,551
	4,062	Lincoln National Corp.	272,723
	3,292	Safeco Corp.	210,721
	3,762	Torchmark Corp.	244,492
	1,155	Unitrin, Inc.	59,148
			1,102,635

		INTERNET - 2.71%
	8,082	Akamai Technologies, Inc.*	454,047
	1,197	Check Point Software Technologies*	28,560
	2,033	Cybersource Corp.&*	26,226
	349	Google, Inc.*	174,954
	862	Interwoven, Inc.*	13,533
	452	Priceline.com, Inc.*	19,264
			716,584

		IRON/STEEL - 1.49%
	3,364	Allegheny Technologies, Inc.	348,140
	387	Carpenter Technology Corp.	45,318
			393,458

		LEISURE TIME - 2.06%
	7,985	Harley-Davidson, Inc.	545,136

		LODGING - 0.20%
	640	Interstate Hotels & Resorts, Inc.*	4,710
	443	Wynn Resorts Ltd.	49,501
			54,211

		MACHINERY-CONSTRUCTION & MINING - 1.28%
	1,435	Terex Corp.*	81,637
	2,292	Flow International Corp.*	26,771
	848	Gardner Denver, Inc.*	32,690
	1,061	Intevac, Inc.*	23,459
	2,848	Rockwell Automation, Inc.	174,326
			338,883
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		MEDIA - 1.83%
	2,981	Comcast Corp.*	$ 132,118
	3,332	EchoStar Communications Corp.*	134,413
	217	Idearc, Inc.*	7,035
	929	Liberty Global, Inc.*	27,926
	7,248	DIRECTV Group, Inc.*	176,779
	333	World Wrestling Entertainment, Inc.	5,355
			483,626

		METAL FABRICATE/HARDWARE - 0.30%
	719	Dynamic Materials Corp.	21,239
	963	Ladish Co, Inc.*	39,194
	346	Valmont Industries, Inc.	19,193
			79,626

		MINING - 0.59%
	3,585	Brush Engineered Materials, Inc.*	118,628
	462	RTI International Metals, Inc.*	37,769
			156,397

		MISCELLANEOUS MANUFACTURERS - 0.98%
	7,181	General Electric Co.	258,875

		OIL & GAS - 4.04%
	333	Atlas America, Inc.*	17,826
	559	Chevron Corp.	40,740
	208	EOG Resources, Inc.	14,379
	1,621	Exploration Co of Delaware, Inc.*	19,517
	7,797	Exxon Mobil Corp.	577,758
	2,488	Marathon Oil Corp.	224,766
	3,307	Norsk Hydro ASA	106,816
	987	Occidental Petroleum Corp.	45,757
	1,006	Petroquest Energy, Inc.*	13,108
	1,285	Vaalco Energy, Inc.*	8,365
			1,069,032
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		OIL & GAS SERVICES - 0.77%
	206	Baker Hughes, Inc.	$ 14,220
	1,106	Core Laboratories NV*	91,134
	310	Gulf Island Fabrication, Inc.	11,247
	246	Lufkin Industries, Inc.	14,723
	1,160	Matrix Service Co.*	21,367
	376	NATCO Group, Inc.*	13,070
	1,280	Tetra Technologies, Inc.*	29,645
	230	Trico Marine Services, Inc.*	7,482
			202,888

		PHARMACEUTICALS - 2.31%
	1,753	Gilead Sciences, Inc.*	112,753
	1,532	Mannatech, Inc.	24,711
	2,480	NBTY, Inc.*	128,588
	1,810	Noven Pharmaceuticals, Inc.*	49,522
	11,303	Pfizer, Inc.	296,591
			612,165

		PIPELINES - 1.07%
	6,409	Oneok, Inc.	275,010
	309	Spectra Energy Corp.*	8,071
			283,081

		REITs - 0.18%
	368	Boston Properties, Inc.	46,401

		RETAIL - 5.04%
	9,648	American Eagle Outfitters	312,402
	1,120	Bed Bath & Beyond, Inc.*	47,253
	3,128	Big Lots, Inc.*	81,109
	658	Bon-Ton Stores, Inc.	24,017
	1,453	Brown Shoe Co, Inc.	78,971
	172	Buffalo Wild Wings, Inc.*	8,751
	370	Cash America International, Inc.	15,803
	784	Charlotte Russe Holding, Inc.*	23,951
	723	Citi Trends, Inc.*	28,493

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		RETAIL - 5.04% - Continued
	2,345	Dillard's, Inc.	$ 80,527
	617	First Cash Financial Services, Inc.*	14,487
	1,570	Gap, Inc.	30,097
	485	Group 1 Automotive, Inc.	25,705
	1,695	Nordstrom, Inc..	94,428
	2,598	JC Penney Co, Inc.	211,062
	678	Sears Holdings Corp.*	119,769
	722	Shoe Carnival, Inc.*	22,981
	1,363	Staples, Inc.	35,056
	582	Buckle, Inc.	19,544
	476	Tween Brands, Inc.*	16,274
	1,317	Zumiez, Inc.*	43,329
			1,334,009

		SAVINGS & LOANS - 0.78%
	4,633	Washington Mutual, Inc.	206,585

		SEMICONDUCTORS - 1.74%
	3,156	Lam Research Corp.*	144,576
	8,635	Nvidia Corp.*	264,663
	8,622	Triquint Semiconductor, Inc.*	40,523
	323	Ultra Clean Holdings*	4,503
	327	Verigy Ltd.*	5,994
			460,259

		SOFTWARE - 5.45%
	470	Advent Software, Inc.*	16,803
	1,660	Altiris, Inc.*	54,332
	2,907	Blackbaud, Inc.	69,681
	1,877	IMS Health, Inc.	54,170
	808	Infosys Technologies Ltd.	46,864
	6,138	Intuit, Inc.*	193,040
	25,606	Microsoft Corp.	790,201
	2,113	Omnicell, Inc.*	43,781

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		SOFTWARE - 5.45% - Continued
	8,864	Oracle Corp.*	$ 152,106
	778	Packeteer, Inc.*	10,425
	760	Phase Forward, Inc.*	10,290
			1,441,693

		STORAGE/WAREHOUSING - 0.05%
	529	Mobile Mini, Inc.*	14,066

		TELECOMMUNICATIONS - 7.32%
	1,098	Anaren, Inc.*	18,117
	13,718	AT&T, Inc.	516,208
	987	Atheros Communications, Inc.*	23,451
	2,885	Avaya, Inc.*	37,015
	5,833	BT Group PLC	356,046
	862	CenturyTel, Inc.	38,652
	7,759	Cisco Systems, Inc.*	206,312
	751	CommScope, Inc.*	24,265
	545	Consolidated Communications Holdings, Inc.	12,017
	1,156	Embarq Corp.	64,170
	712	Fairpoint Communications, Inc.	14,425
	1,403	Harris Stratex Networks, Inc.*	30,827
	428	Millicom International Cellular SA&*	28,436
	274	Oplink Communications, Inc.*	5,201
	28,268	Qwest Communications International, Inc.*	230,384
	1,028	Sirenza Microdevices, Inc.*	7,237
	7,024	Verizon Communications, Inc.	270,564
	3,622	Windstream Corp.	53,895
			1,937,222

		TOYS/GAMES/HOBBIES - 0.87%
	1,351	Hasbro, Inc.	38,368
	7,839	Mattel, Inc.	190,958
			229,326
	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		TRANSPORTATION - 0.31%
	344	Atlas Air Worldwide Holdings, Inc.*	$ 16,495
	801	CH Robinson Worldwide, Inc.	42,493
	756	HUB Group, Inc.*	22,574
			81,562

		TOTAL COMMON STOCKS (Cost $24,904,939)	26,295,862
	Shares
		SHORT-TERM INVESTMENTS - 5.04%
	1,332,346	Milestone Treasury Obligation Portfolio - Institutional Class, 5.10%, 2/1/07**
		(Cost $1,332,346)	1,332,346

		TOTAL INVESTMENTS - 104.44% (Cost $26,237,285) (a)	$ 27,628,208
		OTHER ASSETS & LIABILITIES - (4.44)%	(1,175,298)
		NET ASSETS - 100.0%	$ 26,452,910

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,237,285 and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 1,685,690
	Unrealized depreciation (294,767)
	Net unrealized appreciation $ 1,390,923

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2007.

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 26,237,285
At value	$ 27,628,208
Receivable for Fund shares sold	50,000
Dividends and interest receivable	30,183
TOTAL ASSETS	27,708,391

LIABILITIES
Payable for investments purchased	1,199,734
Administration fees payable	12,433
Investment advisory fees payable	12,113
Fund accounting fees payable	9,151
Distribution (12b-1) fees payable	5,520
Compliance officer fees payable	3,854
Custody fees payable	1,942
Transfer agent fees payable	870
Accrued expenses and other liabilities	9,864
TOTAL LIABILITIES	1,255,481
NET ASSETS	$ 26,452,910

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 25,189,031
Accumulated net investment loss	(18,472)
Accumulated net realized loss from security transactions	(108,572)
Net unrealized appreciation of investments	1,390,923
NET ASSETS	$ 26,452,910

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
January 31, 2007 (Unaudited)

Net Assset Value Per Share:
Class A Shares:
Net Assets	$ 26,238,511
Shares of beneficial interest outstanding	2,413,607
Net asset value and redemption price per share (a)	$ 10.87
Maximum offering price (maximum sales charges of 4.75%) (b)	$ 11.41

Class C Shares:
Net Assets	$ 214,399
Shares of beneficial interest	19,685
Net asset value and redemption price per share (a)	$ 10.89
Maximum offering price (maximum sales charges of 1.00%)	$ 11.00

(a) Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007 (Unaudited) (a)

INVESTMENT INCOME
Dividends	$ 172,777
Interest	19,699
TOTAL INVESTMENT INCOME	192,476

EXPENSES
Investment advisory fees	46,849
Administrative services fees	16,408
Distribution (12b-1) fees	14,927
Accounting services fees	11,651
Professional fees	11,650
Registration fees	9,709
Transfer agent fees	7,766
Printing and postage expenses	3,883
Compliance officer fees	3,883
Custodian fees	1,942
Insurance expense	1,942
Trustees' fees and expenses	700
Other expenses	776
TOTAL EXPENSES	132,086

Fees waived by the Advisor	(31,134)

NET EXPENSES	100,952
NET INVESTMENT INCOME	91,524

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(108,572)
Net change in unrealized appreciation of investments	1,390,923
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,282,351

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 1,373,875

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2007 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 91,524
Net realized loss from security transactions	(108,572)
Net change in unrealized appreciation of investments	1,390,923
Net increase in net assets resulting from operations	1,373,875

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(109,281)
Class C	(715)
Net decrease in net assets resulting from distributions to shareholders	(109,996)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	24,971,916
Class C	207,527
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	10,560
Class C	-
Payments for shares redeemed:
Class A	(972)
Class C	-
Net increase in net assets from shares of beneficial interest	25,189,031

TOTAL INCREASE IN NET ASSETS	26,452,910

NET ASSETS
Beginning of Period	-
End of Period*	$ 26,452,910
* Includes accumulated net investment loss of:	$ (18,472)

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

For the
Period Ended
January 31,
2007 (a)
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	2,412,718
Shares Reinvested	978
Shares Redeemed	(89)
Net increase in shares of beneficial interest outstanding	2,413,607

Class C:
Shares Sold	19,685
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	19,685

(a) Biltmore Index Enhancing Fund commenced operations September 29, 2006.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A		Class C
	Period		Period
	Ended		Ended
	January 31,		January 31,
	2007		2007
	(Unaudited)(1)		(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.06		0.04
Net realized and unrealized
gain on investments	0.87		0.90
Total from investment operations	0.93		0.94

Less distributions from:
Net investment income	(0.06)		(0.05)
Net realized gains	-		-
Total distributions	(0.06)		(0.05)

Net asset value, end of period	$ 10.87		$ 10.89

Total return (3)(6)	9.29%		9.40%

Net assets, end of period (000s)	$ 26,239		$ 214

Ratio of gross expenses to average
net assets (4)	2.23%	(5)	2.95%	(5)
Ratio of net expenses to average
net assets	1.70%	(5)	2.45%	(5)
Ratio of net investment income
to average net assets	1.55%	(5)	1.05%	(5)

Portfolio Turnover Rate	3%	(6)	3%	(6)

(1)	Class A and C shares of the Biltmore Enhancing Index Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

 Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

1.

ORGANIZATION

The Biltmore Index Enhancing Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; Class A and Class C. The Fund seeks long-term growth of capital, which it pursues by investing primarily in equity securities of companies that are listed and traded on the U.S. exchanges, including American Depository Receipts (ADRs). The Fund’s investment advisor intends to enhance performance by assembling a composite portfolio consisting of the most attractive companies on each index, which together have the potential to outperform the respective index.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the Board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $25,527,418 and $513,906, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Capital Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.70% and 2.45% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class C shares are subsequently less than 1.70% and 2.45% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% and 2.45% of average daily net assets for Class A and Class C, respectively. If the Fund Operating Expenses attributable to the Class A and Class C shares subsequently exceed 1.70% and 2.45% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2007, the Advisor has $31,134 of waived expenses that may be recovered.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  For the period ended January 31, 2007, the Distributor received $31,325 from front-end sales charges, of which $5,233 was retained by the principal underwriter or other affiliated broker-dealers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s  Class A and Class C shares.   The Distributor is an affiliate GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.

Biltmore Index Enhancing Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $3,883 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $1,659 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2007, the Fund assessed $20 in redemption fees.

The Biltmore Index Enhancing Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Biltmore Index Enhancing Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 29, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Index Enhancing Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 9/29/06	Ending Account Value 1/31/07	Expenses Paid During Period 9/29/06 – 1/31/07	Expense Ratio During Period** 8/1/06 – 1/31/07
Class A	$1,000.00	$1,092.90	$6.09*	1.70%
Class C	1,000.00	1,094.00	6.10*	2.45%

Hypothetical*** (5% return before expenses)	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07	Expense Ratio During Period**
Class A	$1,000.00	$1,016.64	$8.64****	1.70%
Class C	1,000.00	1,012.85	8.62****	2.45%

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (125) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 1/31/07.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

The Biltmore Index Enhancing Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 23, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Capital Group, Inc. (the “Adviser”), on behalf of Biltmore Index Enhancing Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies and the Board noted that the Adviser analyzes the common stocks of companies comprising numerous indices and attempts to identify companies whose stock has positive characteristics that the Adviser believes demonstrate the potential for higher returns with less risk than other companies in the respective index.

  The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 0.80% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 1.70% and 2.45% of the average daily net assets of the Fund’s Class A and C Shares, respectively, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.  The Board also noted that because of the Fund’s expense limitation agreement and at its current asset levels, the Adviser is still in fee waivers and/or reimbursements.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

4/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

            Kevin E. Wolf, Treasurer

Date

4/10/07